Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Tax losses carried forward				¥ 1,956,901	$ 299,908	¥ 1,840,246
Carryforwards of non-deductible advertising expenses and donations				1,143,858	175,304	251,829
Others				94,186	14,435	43,111
Less: valuation allowance				(3,194,945)	(489,647)	(2,135,186)
Unrecognized tax benefit on interest expense | $	$ 0	$ 0	$ 0
Unrecognized tax benefit on accumulated interest expense | $					0		$ 0
PRC
Taxable losses				8,689,427	$ 1,331,713	8,174,339
Undistributed earnings of subsidiaries | ¥				0		0
Accrued withholding tax on earnings of subsidiaries | ¥				¥ 0		¥ 0
Minimum
Period for extension	5 years
Maximum
Period for extension	10 years